Exempt Party-in-Interest Transactions	12 Months Ended
Dec. 31, 2025
EBP, 005
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Exempt Party-in-Interest Transactions	Exempt Party-in-Interest Transactions
As of December 31, 2025 and 2024, the Plan held 384,047 and 418,132 shares, respectively, of Penske Automotive Group, Inc. Common Stock with a cost basis of $34,820,986 and $34,821,614, respectively. The fair value of Penske Automotive Group, Inc. Common Stock held by the Plan was $60,790,842 and $63,740,012 at December 31, 2025 and 2024, respectively. The Plan issues loans to participants, which are secured by the vested balances in the participants' accounts. During 2025, the Plan also had revenue-sharing arrangements whereby, for selected investment options, the fund managers returned a portion of the investment fees to the plan participants. Revenue-sharing activity of these funds was not significant.
Nonexempt Party-in-Interest Transactions
During the year ended December 31, 2025, the Company failed to remit $4,529 of certain participant contributions to the trustee in a timely manner as required by Department of Labor (“DOL”) Regulation 2510.3-102. The Company will file Form 5330 with the IRS and pay the required excise tax on the transaction. Participant accounts have been credited with the amount of investment income that would have been earned had the participant contributions been remitted on a timely basis as required by the DOL guidelines.
During the year ended December 31, 2024, the Company failed to remit $22,837 of certain participant contributions to the trustee in a timely manner as required by DOL Regulation 2510.3-102. Of this amount, $22,107 was corrected during the 2025 plan year. In 2025, the Company filed Form 5330 with the IRS and paid the required excise tax on the transaction. Participant accounts were credited with the amount of investment income that would have been earned had the participant contributions been remitted on a timely basis as required by the DOL guidelines.